Exhibit 99.1

World Omni Auto Receivables Trust 2022-C

Monthly Servicer Certificate

November 30, 2023

Dates Covered
Collections Period	11/01/23 - 11/30/23
Interest Accrual Period	11/15/23 - 12/14/23
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/23	593,477,284.80	31,384
Yield Supplement Overcollateralization Amount 10/31/23	49,136,630.85	0
Receivables Balance 10/31/23	642,613,915.65	31,384
Principal Payments	22,948,045.61	1,005
Defaulted Receivables	877,290.54	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/23	46,628,595.37	0
Pool Balance at 11/30/23	572,159,984.13	30,344

Pool Statistics	$ Amount	# of Accounts
Pool Factor	55.08%
Prepayment ABS Speed	1.33%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	8,989,486.93	356
Past Due 61-90 days	2,832,490.13	101
Past Due 91-120 days	529,449.85	23
Past Due 121+ days	0.00	0
Total	12,351,426.91	480

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.00%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.54%
Delinquency Trigger Occurred	NO

Recoveries	565,907.10
Aggregate Net Losses/(Gains) - November 2023	311,383.44
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.58%
Prior Net Losses/(Gains) Ratio	0.89%
Second Prior Net Losses/(Gains) Ratio	0.46%
Third Prior Net Losses/(Gains) Ratio	0.40%
Four Month Average	0.58%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.37%

Overcollateralization Target Amount	5,149,439.86
Actual Overcollateralization	5,149,439.86
Weighted Average Contract Rate	4.47%
Weighted Average Contract Rate, Yield Adjusted	8.79%
Weighted Average Remaining Term	48.18

Flow of Funds	$ Amount
Collections	25,875,299.57
Investment Earnings on Cash Accounts	25,841.81
Servicing Fee	(535,511.60)
Transfer to Collection Account	-
Available Funds	25,365,629.78

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,667,890.70
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	846,005.11
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,130,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,149,439.86
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,413,500.61

Total Distributions of Available Funds	25,365,629.78

Servicing Fee	535,511.60
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 11/15/23	588,135,989.24
Principal Paid	21,125,444.97
Note Balance @ 12/15/23	567,010,544.27

Class A-1
Note Balance @ 11/15/23	0.00
Principal Paid	0.00
Note Balance @ 12/15/23	0.00
Note Factor @ 12/15/23	0.0000000%

Class A-2
Note Balance @ 11/15/23	191,055,989.24
Principal Paid	21,125,444.97
Note Balance @ 12/15/23	169,930,544.27
Note Factor @ 12/15/23	41.9892622%

Class A-3
Note Balance @ 11/15/23	252,900,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	252,900,000.00
Note Factor @ 12/15/23	100.0000000%

Class A-4
Note Balance @ 11/15/23	98,700,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	98,700,000.00
Note Factor @ 12/15/23	100.0000000%

Class B
Note Balance @ 11/15/23	30,350,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	30,350,000.00
Note Factor @ 12/15/23	100.0000000%

Class C
Note Balance @ 11/15/23	15,130,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	15,130,000.00
Note Factor @ 12/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,826,684.20
Total Principal Paid	21,125,444.97
Total Paid	22,952,129.17

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	593,865.70
Principal Paid	21,125,444.97
Total Paid to A-2 Holders	21,719,310.67

Class A-3
Coupon	3.66000%
Interest Paid	771,345.00
Principal Paid	0.00
Total Paid to A-3 Holders	771,345.00

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.8054164
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.8794846
Total Distribution Amount	22.6849010

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.4674220
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	52.2002594
Total A-2 Distribution Amount	53.6676814

A-3 Interest Distribution Amount	3.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0500000

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	40.05
Noteholders' Third Priority Principal Distributable Amount	716.20
Noteholders' Principal Distributable Amount	243.75

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/23	5,058,901.50
Investment Earnings	21,868.56
Investment Earnings Paid	(21,868.56)
Deposit/(Withdrawal)	-
Balance as of 12/15/23	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,350,439.76	$4,247,888.56	$4,341,765.87
Number of Extensions	193	148	151
Ratio of extensions to Beginning of Period Receivables Balance	0.83%	0.64%	0.63%